Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 15,531,186	$ 523,994
Less: Property, plant and equipment classified as held for sale	(2,033,968)	(68,622)	$ (2,033,968)
Beginning Balance	13,497,218	455,372	14,211,560
Additions	4,702,691	158,660
Disposals	(34,233)	(1,155)
Depreciation expenses	(2,899,278)	(97,816)
Impairment losses	(956)	(32)
Exchange adjustments	(131)	(5)
Ending Balance			15,531,186
Ending Balance	15,265,311	515,024	13,497,218
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738
Beginning Balance	452,738		452,738
Ending Balance			452,738
Ending Balance	452,738		452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,787,946
Less: Property, plant and equipment classified as held for sale	(710,191)		(710,191)
Beginning Balance	4,077,755		4,836,680
Additions	211,098
Reclassifications	141,400
Depreciation expenses	(511,167)
Ending Balance			4,787,946
Ending Balance	3,919,086		4,077,755
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,571,620
Less: Property, plant and equipment classified as held for sale	(433,688)		(433,688)
Beginning Balance	7,137,932		7,342,705
Additions	2,007,767
Disposals	(30,066)
Reclassifications	1,535,619
Depreciation expenses	(1,837,482)
Exchange adjustments	(43)
Ending Balance			7,571,620
Ending Balance	8,813,727		7,137,932
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	524,443
Less: Property, plant and equipment classified as held for sale	(90,460)		(90,460)
Beginning Balance	433,983		349,774
Additions	571,601
Disposals	(2,302)
Reclassifications	44,882
Depreciation expenses	(357,695)
Ending Balance			524,443
Ending Balance	690,469		433,983
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	566,623
Less: Property, plant and equipment classified as held for sale	(168,314)		(168,314)
Beginning Balance	398,309		403,560
Additions	195,957
Disposals	(1,865)
Reclassifications	22,149
Depreciation expenses	(192,934)
Impairment losses	(956)
Exchange adjustments	(88)
Ending Balance			566,623
Ending Balance	420,572		398,309
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,627,816
Less: Property, plant and equipment classified as held for sale	(631,315)		(631,315)
Beginning Balance	996,501		826,103
Additions	1,716,268
Reclassifications	(1,744,050)
Ending Balance			1,627,816
Ending Balance	968,719		996,501
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	67,619,367	2,281,355
Beginning Balance			64,645,094
Ending Balance			67,619,367
Ending Balance	63,638,420	2,147,045
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738
Beginning Balance			452,738
Ending Balance			452,738
Ending Balance	452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,183,278
Beginning Balance			10,700,236
Ending Balance			11,183,278
Ending Balance	9,809,970
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	47,002,228
Beginning Balance			45,945,380
Ending Balance			47,002,228
Ending Balance	45,778,207
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,999,894
Beginning Balance			3,673,636
Ending Balance			3,999,894
Ending Balance	4,004,703
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	3,353,413
Beginning Balance			3,047,001
Ending Balance			3,353,413
Ending Balance	2,624,083
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,627,816
Beginning Balance			826,103
Ending Balance			1,627,816
Ending Balance	968,719
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(52,088,181)	(1,757,361)
Beginning Balance			(50,433,534)
Ending Balance			(52,088,181)
Ending Balance	(48,373,109)	$ (1,632,021)
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(6,395,332)
Beginning Balance			(5,863,556)
Ending Balance			(6,395,332)
Ending Balance	(5,890,884)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(39,430,608)
Beginning Balance			(38,602,675)
Ending Balance			(39,430,608)
Ending Balance	(36,964,480)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(3,475,451)
Beginning Balance			(3,323,862)
Ending Balance			(3,475,451)
Ending Balance	(3,314,234)
Accumulated depreciation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,786,790)
Beginning Balance			(2,643,441)
Ending Balance			(2,786,790)
Ending Balance	$ (2,203,511)
Property, plant and equipment, net, including held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions			4,690,995
Disposals			(9,026)
Depreciation expenses			(3,228,441)
Impairment losses			(8,198)
Exchange adjustments			(125,704)
Property, plant and equipment, net, including held for sale [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions			255,916
Disposals			(51)
Reclassifications			372,448
Depreciation expenses			(631,233)
Exchange adjustments			(45,814)
Property, plant and equipment, net, including held for sale [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions			934,913
Disposals			(8,624)
Reclassifications			1,509,798
Depreciation expenses			(2,188,976)
Exchange adjustments			(18,196)
Property, plant and equipment, net, including held for sale [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions			358,413
Reclassifications			22,882
Depreciation expenses			(201,755)
Exchange adjustments			(4,871)
Property, plant and equipment, net, including held for sale [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions			351,850
Disposals			(351)
Reclassifications			37,373
Depreciation expenses			(206,477)
Impairment losses			(8,198)
Exchange adjustments			(11,134)
Property, plant and equipment, net, including held for sale [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Additions			2,789,903
Reclassifications			(1,942,501)
Exchange adjustments			$ (45,689)